Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,997)	$ (2,409)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	435	391
Stock-based compensation	3,498	749
Fair value measurement of PSARs liability	215	0
Gain from settlement of convertible promissory note	(700)	0
Amortization of other intangible assets	293	250
Deferred income taxes	(12)	76
Increase in inventory reserve	13	1
Other	36	81
Changes in operating assets and liabilities:
Receivables, net	(543)	384
Inventories, net	(171)	1,198
Contract assets	(151)	416
Prepaid expenses and other assets	(6,383)	2,002
Trademarks and trade name	(150)	(125)
Account payable	245	(1,038)
Accrued salaries, wages, and employee benefits	(2,738)	(2,709)
Deferred revenues	(1,813)	(10,426)
Other liabilities and accrued expenses	(1,380)	(96)
Net cash used in operating activities	(14,303)	(11,255)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(1,111)	(413)
Acquisition of TLA Acquisition Corp, net of cash acquired	(24,830)	0
Net cash used in investing activities	(25,941)	(413)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term debt	(835)	(775)
Repayment of convertible notes	(2,800)	0
Net contribution from the Merger and PIPE Financing	100,698	0
Net cash provided by (used in) financing activities	97,063	(775)
Net increase (decrease) in cash and cash equivalents and restricted cash	56,819	(12,443)
Balance, beginning of year	15,560	28,707
Balance, end of period	72,379	16,264
Cash and cash equivalents and restricted cash consist of:
Total	72,379	16,264
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for income taxes	888	109
Cash paid for interest	3,453	3,606
Conversion of convertible notes into common stock	2,730	0
Reclassification of stock receivable to treasury stock upon settlement	$ 4,445	$ 0